Commitments	12 Months Ended
Dec. 31, 2017
Commitments
21. Commitments
As of December 31, 2017, the Company had the following contractual obligations:
	Total	Less than 1 year	1-3 years	3-5 years	Over 5 years
Purchase commitments and contractual obligations	$68,328	$68,328	$-	$-	$-
Mine closure and reclamation	45,915	435	2,219	21,168	22,093
Minimum operating lease payments	58,315	8,060	16,213	16,348	17,694
Total contractual obligations	$172,558	$76,823	$18,432	$37,516	$39,787
The Company has arranged an annually renewable environmental bond for the Bisha Project for $40,000 at a cost of 1% per annum.